Note 8 - Loan Payable (Detail)	9 Months Ended		12 Months Ended		70 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2012 USD ($)
Loans Payable	$ 139,642			$ 17,000	$ 139,642
Debt Instrument, Interest Rate, Effective Percentage	6.00%	6.00%		12.00%	6.00%
Debt Instrument, Periodic Payment (in Dollars)	20,000	7,232.50
Other Loans Payable				25,000
Debt Conversion, Price per Share				0.15
Amended Debt Conversion, Price per Share (in Shares)				0.05
Gains (Losses) on Extinguishment of Debt			$ 37,404	$ 37,404	$ 37,404